FINANCIAL INSTRUMENTS - CARRYING VALUE AND ESTIMATED FAIR VALUE OF THE PARTNERSHIP'S FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Non-Derivatives:
Cash and cash equivalents	$ 42,263	$ 47,661	$ 51,961	$ 96,648
Restricted cash and short-term deposits	57,143	46,333	$ 48,743	$ 31,330
2015 and 2017 Norwegian Bonds	(1,146,000)	(1,216,900)
Derivatives:
Derivative asset	0	1,285
Derivative liability	76,800	36,167
Deferred financing costs	6,500	6,000
Carrying Value | Level 1
Non-Derivatives:
Cash and cash equivalents	42,263	47,661
Restricted cash and short-term deposits	181,174	182,261
Carrying Value | Level 1 | Norwegian Bonds
Non-Derivatives:
2015 and 2017 Norwegian Bonds	(393,017)	(400,000)
Derivatives:
Premium payable at maturity accreted	3,000
Carrying Value | Level 2
Non-Derivatives:
Short and long-term debt - floating	(759,499)	(822,944)
Obligation under finance lease	(118,206)	(122,779)
Carrying Value | Level 2 | Interest Rate Swap
Derivatives:
Derivative asset	0	1,285
Derivative liability	(76,800)	(36,167)
Fair Value | Level 1
Non-Derivatives:
Cash and cash equivalents, fair value	42,263	47,661
Restricted cash and short-term deposits, fair value	181,174	182,261
Fair Value | Level 1 | Norwegian Bonds
Non-Derivatives:
2015 and 2017 Norwegian Bonds, fair value	$ (331,236)	$ (394,715)
Derivatives:
Fair value of high yield bonds of face value	84.28%	98.68%
Fair Value | Level 2
Non-Derivatives:
Short and long-term debt - floating, fair value	$ (759,499)	$ (822,944)
Obligation under finance lease	(118,206)	(122,779)
Fair Value | Level 2 | Interest Rate Swap
Derivatives:
Derivative asset	0	1,285
Derivative liability	$ (76,800)	$ (36,167)